EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
Disclosure of classes of share capital	The following table summarizes the changes in the number of outstanding common shares and outstanding special voting shares of the Company for the year ended December 31, 2020:

	Common Shares	Special Voting Shares	Total
Outstanding shares at December 31, 2018	187,920,656	56,492,874	244,413,530
Common shares repurchased under share repurchase program(1)	(2,907,702)	—	(2,907,702)
Common shares assigned under equity incentive plans(2)	270,369	—	270,369
Other changes(3)	—	6,854,047	6,854,047
Outstanding shares at December 31, 2019	185,283,323	63,346,921	248,630,244
Common shares repurchased under share repurchase program(4)	(819,483)	—	(819,483)
Common shares assigned under equity incentive plans(5)	284,050	—	284,050
Other changes	—	1	1
Outstanding shares at December 31, 2020	184,747,890	63,346,922	248,094,812
_______________________________________
(1)Includes shares repurchased between January 1, 2019 and December 31, 2019 based on the transaction trade date, for a total consideration of €386,094 thousand, including transaction costs.
(2)During 2019, approximately 230 thousand performance share units and 40 thousand retention restricted share units vested under the Equity Incentive     Plan 2016-2020 as a result of certain performance or retention requirements being achieved. As a result, a corresponding number of common shares, which were previously held in treasury, were assigned to participants of the plan. See Note 21 “Share-Based Compensation” for additional details.
(3)Relates to the issuance, allocation and deregistration of certain special voting shares under the Company’s special voting shares terms and conditions.
(4)Includes shares repurchased between January 1, 2020 and December 31, 2020 based on the transaction trade date, for a total consideration of €119,771 thousand, including transaction costs.
(5)    On March 16, 2020, 366,199 common shares, which were previously held in treasury, were assigned to participants of the equity incentive plans as a result of the vesting of certain performance share unit and retention restricted share unit awards. On March 17, 2020, the Company purchased 82,149 common shares, for a total consideration of €10,022 thousand, from a group of those employees who were assigned shares in order to cover the individual’s taxable income as is standard practice (“Sell to Cover”) in an over-the-counter transaction. See Note 21 “Share-Based Compensation” for additional details relating to the Group’s equity incentive plans.

Disclosure of other comprehensive income/(loss)	The following table presents other comprehensive income/(loss):

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans (1)	34	(2,078)	385
Total items that will not be reclassified to the consolidated income statement in subsequent periods	34	(2,078)	385
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments arising during the period	59,666	(24,327)	(9,257)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(19,557)	22,055	(3,777)
Gains/(Losses) on cash flow hedging instruments	40,109	(2,272)	(13,034)
Exchange differences on translating foreign operations	(11,731)	2,652	5,986
Total items that may be reclassified to the consolidated income statement in subsequent periods	28,378	380	(7,048)
Total other comprehensive income/(loss)	28,412	(1,698)	(6,663)
Related tax impact	(11,290)	1,066	3,520
Total other comprehensive income/(loss), net of tax	17,122	(632)	(3,143)
__________________________
(1)For the year ended December 31, 2020 includes a gain of €4 thousand (a loss of €3 thousand for the year ended December 31, 2019) related to the Group’s proportionate share of the remeasurement of defined benefit plans of FFS GmbH, for which the Group holds a 49.9 percent interest.
The tax effects relating to other comprehensive income/(loss) are summarized in the following table:

	For the years ended December 31,
	2020			2019			2018
	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance	Pre-tax balance	Related tax impact	Net balance
	(€ thousand)
Gains/(Losses) on remeasurement of defined benefit plans	34	1	35	(2,078)	456	(1,622)	385	(88)	297
Gains/(Losses) on cash flow hedging instruments	40,109	(11,291)	28,818	(2,272)	610	(1,662)	(13,034)	3,608	(9,426)
Exchange (losses)/gains on translating foreign operations	(11,731)	—	(11,731)	2,652	—	2,652	5,986	—	5,986
Total other comprehensive (loss)/income	28,412	(11,290)	17,122	(1,698)	1,066	(632)	(6,663)	3,520	(3,143)